SEGMENT INFORMATION	12 Months Ended
Oct. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION	NOTE 15 - SEGMENT INFORMATION For the years ended October 31, 2020 and 2019, the Company operated only one operating segment.